Note 1 - Nature of Business and Organization	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Nature of Operations [Text Block]

1. Nature of Business and Organization

Apex Technology Acquisition Corporation ("Apex") was a blank check company incorporated in Delaware on April 5, 2019. Apex was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. AvePoint, Inc. (“Legacy AvePoint”) was incorporated as a New Jersey corporation on July 24, 2001, was redomiciled as a Delaware corporation in 2006, and changed its name to "AvePoint Operations, Inc." in June 2021.

On November 23, 2020, Legacy AvePoint and the members of the Apex Group entered into the Business Combination Agreement. On July 1, 2021, Pursuant to the terms of the Business Combination Agreement, Merger Sub 1, a wholly owned subsidiary of Apex, merged with and into Legacy AvePoint, with Legacy AvePoint surviving the merger as a wholly-owned subsidiary of Apex. Promptly following the first merger, Legacy AvePoint merged with and into Merger Sub 2, with Merger Sub 2 as the surviving company and a wholly owned subsidiary of Apex, subsequently renamed “AvePoint US LLC.” Following the consummation of those merger activities, Apex was renamed “AvePoint, Inc.” On July 26, 2021, AvePoint US LLC merged with and into AvePoint, Inc. with AvePoint, Inc. (hereinafter referred to as “AvePoint,” “we,” "us," or “our”) surviving. See the sections of this Prospectus titled "Business — 2021 Consummation of the Business Combination” and "Note 3 - Business Combination" for additional information.

We are a leading provider of enterprise collaboration and productivity software solutions. We develop, market, and sell our suite of software solutions and services, primarily in North America, Europe, Australia, and Asia. We provide our customers with high-performance infrastructure management, compliance, data governance, mobility and productivity, online services and software solutions consulting. We do this through our Confidence Platform, a SaaS platform that assists organizations who use M365 and more than a half dozen other cloud collaboration utilities. Our Confidence Platform, built on AOS, contains our suites of software solutions: our Control Suite, for data governance enabling collaboration services at scale, with automation and repeatable business templates; our Fidelity Suite for the preservation of data integrity as organizations undergo digital transformation projects to streamline the way they work from one collaboration system to the next; and our Resilience Suite to help organizations comply with data governance regulations, preserve business records for compliance, and ensure business continuity.

Our principal headquarters are located in Jersey City, New Jersey, with our operating headquarters in Richmond, Virginia and additional offices in North America, Europe, Asia, Australia and the Middle East.